Elessar Small Cap Value Fund
Investment Objective
The Elessar Small Cap Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Elessar Small Cap Value Fund	Investor Class	Institutional Class
Sales Charges (Load) Imposed on Purchases	none	none
Deferred Sales Charge (Load)	none	none
Redemption Fees (as a percentage of the amount redeemed within 90 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Elessar Small Cap Value Fund		Investor Class	Institutional Class
Management Fees		0.80%	0.80%
Distribution 12b-1 Fees		0.25%	none
Other Expenses	[1]	0.51%	0.49%
Acquired Fee Fund Expenses	[2]	none	none
Total Annual Fund Operating Expenses		1.56%	1.29%
Fee Waiver [and/or Expense Reimbursement]	[3]	(0.31%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	1.00%
[1]	Based on estimated amounts for the current fiscal year
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, until October 31, 2015 so that the total annual operating expenses (including organizational and offering expenses, but exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.00% of average daily net assets for the institutional class and 1.25% of average daily net assets for the investor class. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Elessar Small Cap Value Fund (USD $)	- One Year -	- Three Years -	- Five Years -	- Ten Years -
Investor Class	127	462	821	1,830
Institutional Class	102	380	680	1,531

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.06%

of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of domestic small capitalization companies that Elessar Investment Management, LLC (the “Investment Advisor” or “Advisor”) believes possess a consistent track record of strong financial productivity. The Fund emphasizes a “value” investment style, investing in companies that appear under-priced according to certain financial measurements of their worth or business prospects. Small capitalization companies are defined as those with a market capitalization between approximately $150 million and $2.5 billion at the time of purchase. The Fund may invest up to 20% of total assets in American Depository Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. The Fund will invest in small capitalization ADRs between approximately $150 million and $2.5 billion at the time of purchase. The Fund will invest in ADRs that meet the same investment criteria as other small capitalization companies in the Fund. The Fund may invest up to 20% of total assets in Real Estate Investment Trusts (“REIT”s). A REIT is a pooled investment vehicle that purchases primarily income-producing real estate or real estate related interests. The Fund will invest in REITs with a market capitalization between approximately $150 million and $2.5 billion at the time of purchase. The Fund will invest in REITs that meet the same investment criteria as other small capitalization companies in the Fund.

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of small capitalization companies, as defined above. The Board of Trustees can change this non-fundamental policy without shareholder approval. The Fund will notify you in writing at least 60 days before implementing any change to this policy.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry or group of industries.

The Principal Risks of Investing in the Fund

Risks of Small Capitalization Companies

The principal risk of investing in the Fund is that its share price and investment return will fluctuate, and you could lose money. The Fund invests in the stocks of domestic small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Foreign Risk

The Fund may invest in American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments.

Such risks include adverse political and economic developments or social instability; the imposition of foreign withholding taxes or exchange controls; expropriation or nationalization; currency blockage (which could prevent cash from being brought back to the United States); the impact of exchange rate and foreign currency fluctuations on the market value of foreign securities; more limited availability of public information regarding security issuers; the degree of governmental supervision regarding securities markets; different accounting, auditing and financial standards; and difficulties in enforcing legal rights (particularly with regard to depository receipts in which the holders may not have the same rights as shareholders).

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

Geographic Risk

Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. Because the Fund's investments may be in a limited number of countries, it is more exposed to those countries' or regions' economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The fund is subject to the risk that its investment advisor will make poor security selections. The Fund’s investment advisor applies its own investment techniques and risk analyses in making investment decisions for the Fund, but there can be no assurance or guarantee that they will produce the desired results.

Cash Investments Risk

From time to time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Fund’s direct fees and expense.

New Fund / Advisor Risk

The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

REIT Risk

Real Estate Investment Trusts as subject to certain risks that include, among others; changes in general and local economic conditions, possible declines in the value of real estate, the possible lack of available money for loans to purchase real estate, overbuilding in particular areas, prolonged vacancies in rental properties, changes in tax laws, the costs associated with damage to real estate resulting from storms and changes in property taxes, rents and interest rates.

Performance History

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.elessarfunds.com or by calling 1-855-270-2673. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Fund Annual Total Return For Calendar Years Ended December 31 Institutional Class

The Fund’s Institutional Class Share year-to-date return for the period ended December 31, 2014 was 3.14%.
Best Quarter:	1st Quarter 2013	12.04%
Worst Quarter:	3rd Quarter 2014	-8.40%

Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns Elessar Small Cap Value Fund	1 Year	Since Inception	Inception Date
Institutional Class	3.14%	17.70%	Oct. 15, 2012
Institutional Class After Taxes on Distributions	2.93%	16.44%	Oct. 15, 2012
Institutional Class After Taxes on Distributions and Sales	1.78%	13.19%	Oct. 15, 2012
Russell 2000 Value Index	4.22%	18.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts